Share-Based Compensation (Summary Of Outstanding Stock Options Under Equity Incentive Plan 2006 Activity) (Details)	12 Months Ended
	Dec. 31, 2016 $ / shares shares
Options outstanding at beginning of period, Number of Options	519,693
Exercised, Number of Options	(379,648)
Options outstanding at end of period, Number of Options	140,045	[1]
Options outstanding at beginning of period, Weighted Average Exercise Price | $ / shares	$ 19.08
Exercised, Weighted Average Exercise Price | $ / shares	23.90
Options outstanding at end of period, Weighted Average Exercise Price | $ / shares	$ 6.02	[1]
Genesis [Member]
Options outstanding at end of period, Number of Options	2,100

[1]	Includes 2,100 AER options granted to former Genesis directors and employees at the closing of the amalgamation with Genesis on March 25, 2010. These options were issued pursuant to a separate board resolution, and were not issued under any of the AerCap Holdings N.V. Equity Plans.